Investment Objectives and Goals - Yoke Core ETF	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	YOKE CORE ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Yoke Core ETF (the “Fund”) seeks to achieve capital appreciation.